QB2 Advances from SMM/SC - Summary of Amounts Outstanding (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,534		$ 7,167
Face Value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,996		$ 5,362
Fair Value
Disclosure of detailed information about borrowings [line items]
Borrowings		6,631		7,089
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Borrowings		2,873		3,322
Quebrada Blanca Phase 2 project facility | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings		3,497		2,279
Quebrada Blanca Phase 2 project facility | Face Value
Disclosure of detailed information about borrowings [line items]
Borrowings	2,206		2,500
Quebrada Blanca Phase 2 project facility | Face Value | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,661		$ 1,693
Quebrada Blanca Phase 2 project facility | Fair Value
Disclosure of detailed information about borrowings [line items]
Borrowings		2,979		3,419
Quebrada Blanca Phase 2 project facility | At fair value | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,589		$ 2,330